UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Real Estate Strategies Fund
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 BROOKDALE SENIOR LIVING INC.                                                                Agenda Number:  934868728
--------------------------------------------------------------------------------------------------------------------------
        Security:  112463104
    Meeting Type:  Annual
    Meeting Date:  04-Oct-2018
          Ticker:  BKD
            ISIN:  US1124631045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director: Marcus E. Bromley                   Mgmt          For                            For

1B.    Election of director: Rita Johnson-Mills                  Mgmt          For                            For

1C.    Election of director: Denise W. Warren                    Mgmt          For                            For

2.     Advisory approval of named executive                      Mgmt          For                            For
       officer compensation.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for 2018.

4.     Approval of amendments to the Company's                   Mgmt          For                            For
       Certificate of Incorporation to declassify
       the Board.

5.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Certificate of Incorporation to eliminate
       supermajority voting for director removal.

6.     Approval of amendments to the Company's                   Mgmt          For                            For
       Certificate of Incorporation to eliminate
       provisions that are no longer applicable.




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 COLONY CREDIT REAL ESTATE, INC.                                                             Agenda Number:  934962312
--------------------------------------------------------------------------------------------------------------------------
        Security:  19625T101
    Meeting Type:  Annual
    Meeting Date:  02-May-2019
          Ticker:  CLNC
            ISIN:  US19625T1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Richard B. Saltzman                 Mgmt          For                            For

1.2    Election of Director: Catherine D. Rice                   Mgmt          For                            For

1.3    Election of Director: Vernon B. Schwartz                  Mgmt          For                            For

1.4    Election of Director: John E. Westerfield                 Mgmt          For                            For

1.5    Election of Director: Winston W. Wilson                   Mgmt          For                            For

1.6    Election of Director: Darren J. Tangen                    Mgmt          For                            For

1.7    Election of Director: Kevin P. Traenkle                   Mgmt          For                            For

2.     To recommend the frequency of future                      Mgmt          1 Year                         For
       stockholder votes on "Say on Pay"
       proposals.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent public auditor for
       the fiscal year ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 JERNIGAN CAPITAL, INC.                                                                      Agenda Number:  934951939
--------------------------------------------------------------------------------------------------------------------------
        Security:  476405A99
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: James D. Dondero                    Mgmt          For                            For




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 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  934995878
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  14-May-2019
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       James Dondero                                             Mgmt          For                            For
       Brian Mitts                                               Mgmt          For                            For
       Edward Constantino                                        Mgmt          For                            For
       Scott Kavanaugh                                           Mgmt          For                            For
       Arthur Laffer                                             Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 SSGA FUNDS                                                                                  Agenda Number:  934897123
--------------------------------------------------------------------------------------------------------------------------
        Security:  857492706
    Meeting Type:  Special
    Meeting Date:  18-Dec-2018
          Ticker:  GVMXX
            ISIN:  US8574927062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       John R. Costantino                                        Mgmt          For                            For
       Michael A. Jessee                                         Mgmt          For                            For
       Ellen M. Needham                                          Mgmt          For                            For
       Donna M. Rapaccioli                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STARWOOD PROPERTY TRUST, INC.                                                               Agenda Number:  934949415
--------------------------------------------------------------------------------------------------------------------------
        Security:  85571B105
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  STWD
            ISIN:  US85571B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard D. Bronson                                        Mgmt          For                            For
       Jeffrey G. Dishner                                        Mgmt          For                            For
       Camille J. Douglas                                        Mgmt          For                            For
       Solomon J. Kumin                                          Mgmt          For                            For
       Fred S. Ridley                                            Mgmt          For                            For
       Barry S. Sternlicht                                       Mgmt          For                            For
       Strauss Zelnick                                           Mgmt          For                            For

2.     The approval on an advisory basis of the                  Mgmt          Against                        Against
       Company's executive compensation.

3.     The ratification of Deloitte & Touche LLP                 Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the calendar
       year ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 SUMMIT HOTEL PROPERTIES INC                                                                 Agenda Number:  934966029
--------------------------------------------------------------------------------------------------------------------------
        Security:  866082100
    Meeting Type:  Annual
    Meeting Date:  16-May-2019
          Ticker:  INN
            ISIN:  US8660821005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Daniel P. Hansen                                          Mgmt          For                            For
       Bjorn R. L. Hanson                                        Mgmt          For                            For
       Jeffrey W. Jones                                          Mgmt          For                            For
       Kenneth J. Kay                                            Mgmt          For                            For
       Thomas W. Storey                                          Mgmt          For                            For
       Hope S. Taitz                                             Mgmt          For                            For

2.     Ratify the appointment of ERNST & YOUNG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2019.

3.     Approve an advisory (non-binding)                         Mgmt          For                            For
       resolution on executive compensation.




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 TREMONT MORTGAGE TRUST                                                                      Agenda Number:  934943122
--------------------------------------------------------------------------------------------------------------------------
        Security:  894789106
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2019
          Ticker:  TRMT
            ISIN:  US8947891060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: John L. Harrington                   Mgmt          For                            For
       (for Independent Trustee in Class II)

1b.    Election of Trustee: Adam D. Portnoy (for                 Mgmt          For                            For
       Managing Trustee in Class II)

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent auditors to serve
       for the 2019 fiscal year.




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 ZAYO GROUP HOLDINGS INC                                                                     Agenda Number:  934879151
--------------------------------------------------------------------------------------------------------------------------
        Security:  98919V105
    Meeting Type:  Annual
    Meeting Date:  06-Nov-2018
          Ticker:  ZAYO
            ISIN:  US98919V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dan Caruso                                                Mgmt          For                            For
       Don Gips                                                  Mgmt          For                            For
       Scott Drake                                               Mgmt          For                            For

2.     Ratification of KPMG LLP as the independent               Mgmt          For                            For
       registered public accounting firm of the
       Company for its fiscal year ending June 30,
       2019.

3.     Approve, on an advisory basis, executive                  Mgmt          Against                        Against
       compensation as disclosed in the proxy
       statement.

4.     Approve the adoption of an amendment to the               Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (the "Current
       Certificate") to phase out and eventually
       eliminate the classified structure of the
       Company's Board of Directors.

5.     Approve the adoption of an amendment to the               Mgmt          For                            For
       Current Certificate to eliminate the
       supermajority voting requirement for
       amendments to the Current Certificate and
       for stockholder amendments to the Company's
       Amended and Restated Bylaws (the "Current
       Bylaws").

6.     Approve the adoption of an amendment to the               Mgmt          For                            For
       Current Certificate to impose certain stock
       ownership limitations and transfer
       restrictions in connection with the
       Company's previously announced plan to
       consider conversion to a real estate
       investment trust.

7.     Approve the adoption of an amendment to the               Mgmt          For                            For
       Current Bylaws to eliminate the
       supermajority voting requirement for
       stockholder amendments to the Current
       Bylaws.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/21/2019